Schedule of Investments (unaudited)	iShares® Global Industrials ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.2%
Aurizon Holdings Ltd.	123,183	$312,962
Brambles Ltd.	95,561	739,291
Qantas Airways Ltd.(a)	121,339	442,628
Sydney Airport(a)	180,328	1,138,497
Transurban Group	203,953	2,048,564
		4,681,942

Brazil — 0.3%
CCR SA	79,543	165,139
Localiza Rent a Car SA	39,306	372,926
WEG SA	100,129	589,775
		1,127,840

Canada — 3.4%
CAE Inc.(a)	21,192	534,596
Canadian National Railway Co.	40,450	4,968,671
Canadian Pacific Railway Ltd.	44,409	3,194,064
Canadian Pacific Railway Ltd.	17,471	1,256,864
SNC-Lavalin Group Inc.	11,322	276,661
Thomson Reuters Corp.	11,119	1,329,674
Waste Connections Inc.	17,264	2,352,910
		13,913,440

Denmark — 1.8%
AP Moller - Maersk A/S, Class A	203	673,465
AP Moller - Maersk A/S, Class B, NVS	388	1,384,893
DSV A/S	14,171	3,302,244
Vestas Wind Systems A/S	67,048	2,041,955
		7,402,557

Finland — 0.7%
Kone OYJ, Class B	26,743	1,919,042
Metso Outotec OYJ	46,355	492,297
Wartsila OYJ Abp	31,921	447,716
		2,859,055

France — 7.0%
Airbus SE(a)	40,788	5,218,572
Alstom SA	19,594	695,792
Bouygues SA	14,404	515,606
Bureau Veritas SA	19,536	648,574
Cie. de Saint-Gobain	35,509	2,497,936
Eiffage SA	5,335	550,058
Legrand SA	17,706	2,073,745
Safran SA	23,358	2,859,560
Schneider Electric SE	37,875	7,446,051
Teleperformance	3,915	1,750,303
Thales SA	7,083	602,526
Vinci SA	34,569	3,650,997
		28,509,720

Germany — 4.1%
Brenntag SE.	10,243	924,982
Daimler Truck Holding AG(a)	27,721	1,019,084
Deutsche Post AG, Registered	65,887	4,237,901
GEA Group AG	10,759	587,650
MTU Aero Engines AG	3,582	727,303
Siemens AG, Registered	53,127	9,201,744
		16,698,664

Hong Kong — 0.8%
CK Hutchison Holdings Ltd.	179,020	1,152,606

Security	Shares	Value

Hong Kong (continued)
Techtronic Industries Co. Ltd.	114,500	$2,282,546
		3,435,152

Ireland — 1.2%
Kingspan Group PLC	10,181	1,214,440
Ryanair Holdings PLC, ADR(a)(b)	6,352	650,000
Trane Technologies PLC	15,788	3,189,650
		5,054,090

Italy — 0.3%
Atlantia SpA(a)	33,050	655,770
Prysmian SpA	17,616	662,646
		1,318,416

Japan — 14.5%
AGC Inc.	15,200	726,151
ANA Holdings Inc.(a)	32,400	677,318
Central Japan Railway Co.	13,600	1,809,779
Dai Nippon Printing Co. Ltd.	18,300	460,553
Daifuku Co. Ltd.	8,300	678,731
Daikin Industries Ltd.	19,400	4,394,472
East Japan Railway Co.	25,100	1,543,035
FANUC Corp.	12,700	2,699,536
Hankyu Hanshin Holdings Inc.	15,700	446,174
Hitachi Ltd.	64,600	3,499,597
ITOCHU Corp.	98,800	3,022,675
Japan Airlines Co. Ltd.(a)	28,900	548,618
Kajima Corp.	32,000	367,760
Kintetsu Group Holdings Co. Ltd.(a)	12,900	360,615
Komatsu Ltd.	64,400	1,506,058
Kubota Corp.	76,400	1,698,834
Makita Corp.	18,700	793,809
Marubeni Corp.	116,500	1,135,059
Mitsubishi Corp.	98,700	3,134,031
Mitsubishi Electric Corp.	143,100	1,816,373
Mitsubishi Heavy Industries Ltd.	22,500	520,209
Mitsui & Co. Ltd.	109,200	2,587,806
Nidec Corp.	36,500	4,317,742
Obayashi Corp.	48,800	377,680
Odakyu Electric Railway Co. Ltd.	23,100	429,463
Recruit Holdings Co. Ltd.	112,900	6,870,607
Secom Co. Ltd.	14,400	1,000,602
SG Holdings Co. Ltd.	33,400	783,178
SMC Corp.	4,100	2,771,018
Sumitomo Corp.	82,500	1,220,950
Taisei Corp.	14,000	425,741
Tokyu Corp.	37,400	497,184
Toppan Inc.	23,800	446,624
Toshiba Corp.	28,800	1,185,074
TOTO Ltd.	10,800	498,285
Toyota Industries Corp.	13,700	1,095,903
Toyota Tsusho Corp.	15,600	719,109
West Japan Railway Co.	16,100	673,349
Yamato Holdings Co. Ltd.	23,300	547,352
Yaskawa Electric Corp.	17,800	873,368
		59,160,422

Netherlands — 1.2%
CNH Industrial NV	66,612	1,287,889
IMCD NV	3,771	833,403
Randstad NV	8,267	563,952
Wolters Kluwer NV	17,441	2,052,821
		4,738,065

Schedule of Investments (unaudited) (continued)	iShares® Global Industrials ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Spain — 0.6%
ACS Actividades de Construccion y Servicios SA	18,066	$481,659
Aena SME SA(a)(c)	4,862	765,687
Ferrovial SA	33,682	1,053,359
		2,300,705

Sweden — 4.0%
Alfa Laval AB	19,951	801,422
Assa Abloy AB, Class B	65,765	2,004,581
Atlas Copco AB, Class A	43,015	2,972,372
Atlas Copco AB, Class B	26,128	1,534,765
Epiroc AB, Class A	41,640	1,052,900
Epiroc AB, Class B	25,592	541,199
Nibe Industrier AB, Class B	94,275	1,424,489
Sandvik AB	72,437	2,019,075
Securitas AB, Class B	21,229	292,036
Skanska AB, Class B	26,333	680,475
SKF AB, Class B	25,291	598,125
Volvo AB, Class B	105,807	2,446,944
		16,368,383

Switzerland — 3.0%
ABB Ltd., Registered	119,036	4,536,792
Adecco Group AG, Registered	11,310	576,328
Geberit AG, Registered	2,375	1,935,942
Kuehne + Nagel International AG, Registered	3,384	1,089,842
Schindler Holding AG, Participation Certificates, NVS	2,746	737,109
Schindler Holding AG, Registered	1,306	349,012
SGS SA, Registered	400	1,333,478
Siemens Energy AG(a)	26,941	687,381
VAT Group AG(c)	1,789	886,491
		12,132,375

United Kingdom — 5.3%
Ashtead Group PLC	29,971	2,416,098
BAE Systems PLC	213,880	1,594,944
Bunzl PLC	22,720	887,564
DCC PLC	6,695	548,074
Experian PLC	64,352	3,169,713
Ferguson PLC	15,474	2,748,594
IMI PLC	18,950	446,916
Intertek Group PLC	10,745	819,708
Melrose Industries PLC	294,395	640,246
RELX PLC	131,517	4,293,623
Rentokil Initial PLC	122,733	971,523
Rolls-Royce Holdings PLC(a)	558,590	932,362
Smiths Group PLC	25,786	551,957
Spirax-Sarco Engineering PLC	4,905	1,067,477
Weir Group PLC (The)	17,125	397,396
		21,486,195

United States — 50.4%
3M Co.	38,273	6,798,433
A O Smith Corp.	8,904	764,408
Alaska Air Group Inc.(a)	8,276	431,180
Allegion PLC	5,974	791,197
American Airlines Group Inc.(a)	43,248	776,734
AMETEK Inc.	15,325	2,253,388
Boeing Co. (The)(a)	36,704	7,389,249
Carrier Global Corp.	57,618	3,125,200
Caterpillar Inc.	35,939	7,430,029
CH Robinson Worldwide Inc.	8,555	920,775
Cintas Corp.	5,846	2,590,772
Copart Inc.(a)	14,239	2,158,917

Security	Shares	Value

United States (continued)
CSX Corp.	147,357	$5,540,623
Cummins Inc.	9,523	2,077,347
Deere & Co.	18,745	6,427,473
Delta Air Lines Inc.(a)	42,646	1,666,606
Dover Corp.	9,571	1,738,094
Eaton Corp. PLC	26,445	4,570,225
Emerson Electric Co.	39,780	3,698,347
Equifax Inc.	8,122	2,378,040
Expeditors International of Washington Inc.	11,275	1,514,120
Fastenal Co.	38,244	2,449,911
FedEx Corp.	16,281	4,210,918
Fortive Corp.	23,967	1,828,442
Fortune Brands Home & Security Inc.	9,118	974,714
Generac Holdings Inc.(a)	4,183	1,472,081
General Dynamics Corp.	15,427	3,216,067
General Electric Co	73,036	6,899,711
Honeywell International Inc.	45,724	9,533,911
Howmet Aerospace Inc.	25,683	817,490
Huntington Ingalls Industries Inc.	2,623	489,819
IDEX Corp.	5,059	1,195,543
IHS Markit Ltd.	26,488	3,520,785
Illinois Tool Works Inc.	19,001	4,689,447
Ingersoll Rand Inc.	27,099	1,676,615
Jacobs Engineering Group Inc.	8,648	1,204,061
JB Hunt Transport Services Inc.	5,542	1,132,785
Johnson Controls International PLC	47,086	3,828,563
L3Harris Technologies Inc.	13,037	2,780,010
Leidos Holdings Inc.	9,241	821,525
Lockheed Martin Corp.	16,351	5,811,309
Masco Corp.	16,205	1,137,915
Nielsen Holdings PLC	23,798	488,097
Norfolk Southern Corp.	16,159	4,810,696
Northrop Grumman Corp.	9,901	3,832,380
Old Dominion Freight Line Inc.	6,219	2,228,765
Otis Worldwide Corp.	28,292	2,463,384
PACCAR Inc.	23,055	2,034,834
Parker-Hannifin Corp.	8,585	2,731,060
Pentair PLC	10,989	802,527
Quanta Services Inc.	9,460	1,084,684
Raytheon Technologies Corp.	99,449	8,558,581
Republic Services Inc.	13,942	1,944,212
Robert Half International Inc.	7,454	831,270
Rockwell Automation Inc.	7,722	2,693,820
Rollins Inc.	14,985	512,637
Roper Technologies Inc.	7,016	3,450,890
Snap-on Inc.	3,623	780,322
Southwest Airlines Co.(a)	39,627	1,697,621
Stanley Black & Decker Inc.	10,833	2,043,320
Textron Inc.	14,544	1,122,797
TransDigm Group Inc.(a)	3,465	2,204,710
Union Pacific Corp.	42,712	10,760,434
United Airlines Holdings Inc.(a)	21,609	946,042
United Parcel Service Inc., Class B	48,533	10,402,563
United Rentals Inc.(a)	4,825	1,603,299
Verisk Analytics Inc.	10,754	2,459,762
Waste Management Inc.	25,549	4,264,128
Westinghouse Air Brake Technologies Corp.	12,425	1,144,467
WW Grainger Inc.	2,873	1,488,903

Schedule of Investments (unaudited) (continued)	iShares® Global Industrials ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Xylem Inc./NY	11,933	$1,431,005
		205,549,989

Total Common Stocks — 99.8%
(Cost: $384,037,532)		406,737,010

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(d)(e)(f)	654,975	655,172
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	360,000	360,000
		1,015,172
Total Short-Term Investments — 0.3%
(Cost: $1,015,172)		1,015,172

Total Investments in Securities — 100.1%
(Cost: $385,052,704)		407,752,182

Other Assets, Less Liabilities — (0.1)%		(228,153)

Net Assets — 100.0%		$407,524,029

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$808,386	$—	$(152,936)	(a)	$(73)	$(205)	$655,172	654,975	$2,008	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	460,000	—	(100,000)	(a)	—	—	360,000	360,000	24		—
					$(73)	$(205)	$1,015,172		$2,032		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	5	03/18/22	$ 243	$3,630
XAI Industrial Index	5	03/18/22	532	9,098
				$12,728

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

Schedule of Investments (unaudited) (continued)	iShares® Global Industrials ETF
December 31, 2021

Fair Value Measurements (continued)

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$224,322,163	$182,414,847	$—	$406,737,010
Money Market Funds	1,015,172	—	—	1,015,172
	$225,337,335	$182,414,847	$—	$407,752,182
Derivative financial instruments(a)
Assets
Futures Contracts	$9,098	$3,630	$—	$12,728

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares

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